Employee Benefits - Defined Benefit Pension Plans - Amounts Recognized in Consolidated Statements of Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 11,407	¥ 10,354	¥ 11,989
Japan
Disclosure of defined benefit plans [line items]
Defined benefit costs	4,621	4,582	6,779
Foreign
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 6,786	¥ 5,772	¥ 5,210